UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 107.38%

Corporate-Backed 6.36%

Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$2,500	$2,581,850
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		1,500	1,619,550
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		4,000	4,290,880
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)	980	887,615
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		6,800	4,558,040
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-		1,100	922,185
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-		5,730	5,160,209
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-4 AMT	5.95%	5/15/2033	BBB-		3,235	3,241,891
Cartersville GA Dev Auth Swr & Wst Wtr Facs Anheuser-Busch Pj AMT	5.50%	3/1/2044	BBB+		3,500	3,395,420
Denver CO City & Cnty Spl Facs United Airlines Pj A AMT	5.25%	10/1/2032	B-		1,000	777,900
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	441,405
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	388,880
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	1,200,000
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		1,000	1,023,160
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BB+		5,000	5,159,250
Lee Cnty FL Indl Dev Auth Bonita Springs Utils Pj AMT (AMBAC)	5.125%	11/1/2019	Aa3		725	732,736
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		1,505	1,538,697
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		1,745	1,544,849
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		1,000	803,110
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	BB+		5,900	5,133,826
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		2,200	2,199,824
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		1,480	1,329,750
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		2,325	2,558,105
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		1,215	863,197
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		1,500	1,389,450
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+		2,000	2,255,000
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		400	409,520
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,500	1,284,825
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		1,000	934,660
Sabine River Auth TX Pollutn Ctrl TXU Elec Ser C Rmkt	5.20%	5/1/2028	Caa3		3,000	1,505,940
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		2,500	2,622,050
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB		1,000	979,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)

Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	$1,000	$818,010
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	500	461,980
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,500	2,299,275
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB	2,250	2,043,113
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,648,850

Total					74,004,292

Education 7.93%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,591,575
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	890,410
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,045,500
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,450,050
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	2,500	2,555,475
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	2,000	2,026,500
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-	1,000	1,007,620
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	1,500	749,475
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA	2,075	2,398,077
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-	1,840	1,434,703
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+	1,150	1,249,854
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-	1,000	1,008,900
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	3,000	2,651,760
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-	1,070	862,345
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2	1,000	1,096,210
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,714,125
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1	4,300	4,769,775
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	774,195
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,296,237
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	1,500	1,297,995
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2	2,500	2,519,900
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB	5,000	4,783,350
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	3,000	2,980,710
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	2,000	1,961,020
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,365	2,258,717
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,080	2,974,110
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,516,850
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	2,000	2,012,080
MO St Hlth & Edl Facs Auth Washington Univ Ser B	4.50%	1/15/2041	AAA	4,000	3,973,680
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB	1,975	2,042,604
NC Cap Facs Fin Agy Wake Forest Univ(b)	5.00%	1/1/2038	AA	10,540	11,133,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	$5,000	$5,588,650
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,181,046
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	2,375	2,170,584
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-	405	331,513
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA	1,000	1,120,890
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	Aa3	2,880	1,515,341
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	Aa3	800	374,040

Total					92,309,057

General Obligation 10.82%

Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR	2,000	2,015,120
CA St (AMBAC)	4.50%	8/1/2028	A1	5,000	4,540,100
CA St (CIFG)	4.50%	8/1/2028	A1	5,000	4,540,100
CA St Var Purp	6.00%	11/1/2039	A1	4,080	4,333,776
CA St Var Purp	6.50%	4/1/2033	A1	10,000	11,230,900
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	500	657,505
El Paso Cnty TX Hosp Dist Ser A (AG)(b)	5.00%	8/15/2037	AAA	7,500	7,618,163
FL St Brd of Ed Cap Outlay 2007 Ser E(b)	4.75%	6/1/2038	AAA	10,000	10,023,100
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aaa	4,505	1,486,965
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA	4,000	4,321,880
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA	5,000	5,402,350
Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA	4,105	4,805,734
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	5,000	1,168,700
Lake Cnty IL Forest Preservation Dist Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA	6,210	6,694,504
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	Aa1	3,500	3,572,065
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	Aa1	2,000	2,083,460
Los Angeles CA Unif Sch Dist 2002 Election Ser B (AMBAC)	4.50%	7/1/2031	Aa2	5,000	4,638,550
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA	7,000	7,195,090
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,511,429
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR	1,000	808,860
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,575,300
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,862,450
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,142,764
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	3,105,926
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,150	1,244,535
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	1,946,156
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,169,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		$2,395	$2,426,308
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA		1,000	1,106,920
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	A3		2,500	2,642,100
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2030	AA+		1,140	1,205,516
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2031	AA+		1,195	1,258,682
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2032	AA+		1,255	1,321,226
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2033	AA+		1,320	1,388,284
Territory of Guam Ser A	7.00%	11/15/2039	B+		1,035	1,123,627
WI St Rev Ser A	5.00%	5/1/2019	AA-		1,500	1,698,585

Total						125,866,638

Health Care 20.41%

Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-	(a)	1,000	969,280
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		2,500	2,195,950
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB-		3,000	2,806,440
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB-		5,000	3,974,950
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,548,540
AZ Hlth Facs Auth Rev Banner Hlth Ser B	1.005%#	1/1/2037	A+		10,000	6,429,000
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		1,130	1,207,484
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	973,151
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,272,838
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		1,000	1,123,490
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,705,185
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		2,600	2,952,768
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		4,250	4,494,715
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,250,220
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		5,000	4,634,400
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,785,220
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	947,990
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	1,975,095
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AAA		10,000	10,044,700
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		880	812,706
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%	11/15/2040	Aa1		6,540	6,721,420
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2030	A		8,750	8,797,775
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,863,860
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		4,500	4,041,405
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		2,950	2,533,814
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,375,675
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,511,042
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,035,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser B GTD	5.125%	2/15/2040	A+		$4,050	$4,007,758
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		3,300	3,450,678
Grant Cnty NM Dept Hlth Ft Bayard Pj	5.00%	7/1/2033	Aa1		2,800	2,838,612
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A		3,000	3,382,380
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		2,700	2,162,997
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		5,000	4,872,250
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,525	1,243,348
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,530,040
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,236,975
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	999,905
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,497,120
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	1,500	1,496,055
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR		916	183,215
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR		1,374	274,823
IL Fin Auth Rev OSF Hlthcare Sys Ser A	6.00%	5/15/2039	A		1,250	1,251,725
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		3,000	3,436,950
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		2,000	1,975,320
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AAA		5,000	5,215,350
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,342,294
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.25%	7/1/2040	BB+		2,000	1,862,400
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-		4,000	3,536,160
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,029,350
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,827,163
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	A		3,690	1,516,996
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		5,000	5,149,750
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR		1,500	1,301,220
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		1,500	1,222,830
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-		10,000	9,750,700
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	3,012,660
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR		4,050	3,159,081
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1		2,100	2,127,258
Montgomery Cnty PA Indl Dev Auth New Regl Med Ctr (FHA)	5.375%	8/1/2038	AA		3,000	3,101,010
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		2,150	2,197,580
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR		1,500	1,377,435
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,205,150
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	802,680
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	5,694,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-		$9,100	$9,227,991
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3		10,000	10,680,750
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		3,250	3,252,925
OH St Higher Edl Fac Commn Summa Hlth Sys 2010 Pj	5.75%	11/15/2040	Baa1		2,250	2,233,845
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare Ser B	4.75%	11/15/2036	A		1,000	906,200
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		1,000	821,340
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		1,100	880,836
St. Paul MN Hsg & Redev Auth Hltheast Pj	6.00%	11/15/2030	BB+		4,000	3,880,840
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		2,000	1,795,840
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		3,000	2,790,330
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA		1,500	1,663,365
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		3,000	3,028,890
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		3,000	2,750,400
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		5	5,158
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		1,175	1,206,785
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		7,000	7,203,595
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR		2,000	1,987,320

Total						237,572,721

Housing 1.33%

Dakota Cnty MN Cmnty Dev Agy Hsg & Redev Sing Fam Mtg Bkd Securities Pg Ser A AMT (GNMA/FNMA)	5.85%	10/1/2030	NR		25	25,012
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA-		377	379,120
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB	-(a)	4,300	3,816,981
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa		15	15,000
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		1,495	1,549,239
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,539,617
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-		2,700	2,844,963
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		4,220	4,377,026
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	228,062
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		763	762,643

Total						15,537,663

Lease Obligations 3.85%

CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		1,590	1,581,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations (continued)

CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	A2		$5,000	$5,160,500
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-		2,835	2,428,206
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-		2,350	2,540,092
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+		1,505	1,511,968
Hudson Yards NY Infrastr Corp Ser A	5.00%	2/15/2047	A		5,000	4,860,700
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		2,500	2,728,600
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A		3,000	3,038,010
New Hanover Cnty NC Ltd Oblig Pjs	5.00%	12/1/2019	Aa1		2,500	2,854,125
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A1		3,000	3,251,700
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	A1		870	926,454
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A1		1,000	1,074,800
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A1		1,000	1,066,380
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		1,000	1,080,610
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		5,000	4,903,850
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2		5,000	4,896,600
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		800	936,896

Total						44,840,627

Other Revenue 7.00%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	BB		2,750	2,376,247
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2018	BB		1,125	1,116,315
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	2,917,530
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		1,000	816,010
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		1,000	816,270
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,417,927
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	A		1,400	795,424
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		3,000	3,087,390
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		3,000	3,090,090
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	674,962
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	500	432,445
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	774,000
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,089,885
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,000	794,920
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,195,404
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	883,930
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		1,215	1,207,406
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		830	651,210
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	847,818
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB		2,000	2,043,560
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,066,472
Farmington NM Pollutn Ctrl Rev Pub Svc Ser F AMT	6.25%	6/1/2040	Baa3		3,200	3,202,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		$1,465	$1,307,937
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,213,305
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR		2,200	989,736
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		1,400	1,137,024
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.944%#	4/1/2014	Aa3		4,800	4,463,232
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A		3,000	1,285,920
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,700	308,023
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		300	253,725
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		250	190,755
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	7,436,910
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	742,195
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,118,908
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	4,500	4,149,045
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	2,000	1,789,820
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		985	771,531
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,334,850
Spokane WA Pub Facs Dist (NPFGC)	5.75%	12/1/2028	Aa3		975	1,033,510
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	611,828
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	474,283
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	776,480
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+		5,000	4,893,600
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	Baa1		450	472,739
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,123,814
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,123,108
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		1,000	837,230
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA		2,000	2,063,660
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	860,760
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	543,101
West Palm Beach FL Cmnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A		255	243,951
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,775	1,571,265

Total						81,419,572

Pre-Refunded 2.55%

Adrian MI City Sch Dist (AGM)	5.00%	5/1/2034	AAA		1,500	1,709,130
CO Hlth Facs Auth Rev Portercare Adventist Hlth	6.625%	11/15/2026	NR		2,000	2,181,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)

Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A	$565	$427,349
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	NR	5,400	6,259,950
MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A1	2,000	1,271,780
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	6.00%	9/1/2033	AAA	3,000	3,615,570
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA	1,000	1,120,110
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-	1,000	1,119,590
SC Jobs Econ Dev Auth Impt Palmetto Hlth Alliance A	7.375%	12/15/2021	NR	2,000	2,100,200
SC Jobs Econ Dev Auth Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+	1,780	2,057,342
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,395,350
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1	1,500	1,644,930
Upper Trinity TX Regl Wtr Dist Regl Treated Wtr Supply Sys Ser A (FGIC)	6.00%	8/1/2026	A-	1,025	1,029,049
WA St Higher Ed Facs Auth Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	A	1,000	1,163,420
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa2	2,000	2,553,220

Total					29,648,130

Special Tax 2.45%

Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,055,220
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	800,290
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	850,580
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,000	993,900
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,519,290
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	815,994
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	1,430	1,142,327
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	686,215
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR	740	266,918
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR	2,445	1,105,702
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	4,002,950
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	1,600	1,598,464
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR	675	269,649
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,672,105
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,083	1,465,870
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,843,380
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A	1,180	1,176,826
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A2	1,500	1,514,685
Salida CA Area Pub Facs Fing Agy No 1998-1 (AGM)	5.25%	9/1/2028	AAA	130	130,365
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,713,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	Ba3	$2,000	$1,976,900
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	859,610

Total					28,460,615

Tax Revenue 7.25%

CA St Econ Recovery Ser A	5.00%	7/1/2018	Aa3	3,000	3,380,130
CA St Econ Recovery Ser A	5.00%	7/1/2020	Aa3	2,040	2,255,954
CA St Econ Recovery Ser A	5.00%	7/1/2022	Aa3	4,000	4,288,000
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA	9,645	10,671,579
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA	6,135	6,787,987
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA	7,160	7,922,084
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-	3,000	3,214,500
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2016	AA-	7,000	7,422,870
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2021	A1	3,050	3,273,077
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1	1,000	1,062,180
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,382,800
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,353,350
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	13,345	13,101,320
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1	500	546,755
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1	500	557,510
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	389,250
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba3	2,500	2,356,400
Uptown TX Dev Auth Infrastr Impt Facs	5.25%	9/1/2024	BBB+	1,000	1,003,530
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	5,002	5,389,576

Total					84,358,852

Tobacco 4.62%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	3,635	3,086,951
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.375%	6/1/2024	BBB	2,975	2,592,564
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB	6,440	4,851,059
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	6,500	5,108,285
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB	5,000	3,945,800
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB	2,000	1,531,700
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB	8,650	5,552,262
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	8,500	6,068,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tobacco (continued)

IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		$4,750	$4,016,932
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,780	4,601,053
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	2,865	2,360,130
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,418,950
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		1,500	1,239,285
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB		4,305	2,822,832
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	BBB		2,500	1,612,150

Total						53,808,443

Transportation 15.26%

Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		3,000	3,020,700
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA		1,750	2,052,908
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2025	BBB-		1,250	1,287,750
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		2,335	2,242,114
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AAA		4,250	4,284,298
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AAA		11,500	11,669,452
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,825	3,994,371
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		2,000	2,040,020
FL St Dept of Transn Tpk Auth Rev Ser A	4.50%	7/1/2037	AA-		4,000	3,884,320
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2018	AA-		1,000	1,136,530
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-		5,095	5,776,507
FL St Dept of Transn Tpk Auth Rev Ser A (NPFGC)	4.50%	7/1/2034	AA-		5,000	4,878,100
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	1,768,600
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,523,425
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		655	610,211
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A2		5,000	5,039,050
HI St Hwy Rev	5.00%	1/1/2019	AA+		1,000	1,161,050
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+		5,000	5,393,850
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA		10,000	10,162,700
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR		1,495	1,384,848
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3		5,500	5,607,800
Metro Atlanta GA Rapid Transit Auth 3rd Ser(b)	5.00%	7/1/2039	AA+		12,340	12,949,287
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A		7,500	8,704,875
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-		3,250	3,360,061
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-		2,500	2,584,663
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	A		520	480,262
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2		11,975	12,205,399
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2		2,000	1,824,660
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+		10,750	11,140,978
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2		5,000	5,432,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	$5,705	$5,958,587
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,478,850
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,394,950
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1	1,500	1,541,550
PA Tpk Commn Sub Ser B	5.25%	6/1/2039	A-	5,000	5,197,950
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3	1,200	540,000
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	2,020	2,149,825
TX Private Activity Bd Surface Transn Corp Sr Lien Infrastr	7.00%	6/30/2040	Baa3	5,000	5,048,100
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	Baa2	6,500	6,628,115

Total					177,539,166

Utilities 17.55%

Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	5,265,450
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,710	18,699,635
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	4,170	3,996,319
CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB	3,245	3,390,408
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA	5,000	5,417,100
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,375,304
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	950	931,779
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BB-	5,030	4,955,405
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,289,620
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA	1,000	1,057,550
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	2,800	2,812,292
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1	1,600	1,748,640
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2032	NR	4,000	4,271,120
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3	4,975	5,309,071
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-	4,510	4,968,938
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-	1,000	1,146,970
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,197,993
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-	5,000	5,692,350
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	10,000	11,495,300
MA St Dev Fin Agy Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-	2,200	2,032,844
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	2,500	2,481,425
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	4,009,145
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A	5,700	6,618,270
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (NPFGC)(FGIC)	5.00%	10/1/2032	A	975	986,437
MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%	5/1/2021	A2	500	614,800
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AAA	2,000	1,219,860
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	3,550	3,979,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Value
Utilities (continued)

NC Eastern Muni Pwr Agy Ser A (AG)	5.25%	1/1/2019	AAA		$5,000		$5,526,800
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2020	A		2,000		2,220,400
NE St Muni Enrg Agy Ser A (BHAC)	5.375%	4/1/2039	AA+		2,085		2,264,060
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1		1,245		1,319,862
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1		1,000		1,118,690
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		1,000		1,106,720
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+		5,000		5,219,050
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		3,250		3,500,120
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		4,500		4,760,235
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		1,875		2,087,306
OK St Muni Pwr Auth Ser A	5.875%	1/1/2028	A		1,000		1,099,220
Orlando FL Utils Commn Ser B	5.00%	10/1/2033	Aa1		2,500		2,613,200
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500		1,600,545
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA		3,000		3,225,720
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA		6,250		6,523,375
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		3,000		2,980,860
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB		740		765,086
SA Enrg Acq Pub Fac Corp Gas Supply Rev	5.50%	8/1/2021	A		5,000		5,082,700
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A		2,500		2,536,425
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		1,375		1,312,369
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC		1,000		610,000
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA		3,650		3,935,065
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA		2,920		3,148,052
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA		2,920		3,148,052
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		3,750		3,343,237
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	Aa3		2,500		2,611,450
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA		3,020		3,153,061
Southern CA Pub Pwr Auth Pj No 1 Ser A	1.701%#	11/1/2038	A		5,000		3,509,000
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	3,000		2,893,410
TN Enrg Acq Corp Jr Ser C	5.00%	2/1/2027	A		3,000		2,856,930
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A		1,250		1,176,425
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A		3,810		3,981,717

Total							204,192,894

Total Municipal Bonds (cost $1,232,134,133)							1,249,558,670

					Shares (000)
SHORT-TERM INVESTMENTS 0.46%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus					—	(c)	151
SSgA Tax Free Money Market Fund					5		4,500

Total							4,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Municipal Bond 0.46%

Other Revenue

CA Pollutn Ctrl Fin Auth Envr Impt BP West Coast Prods LLC Pj Ser A	0.32%	8/13/2010	NR	$5,625	$5,370,395

Total Short-Term Investments (cost $5,375,047)					5,375,046

Total Investments in Securities 107.84% (cost $1,237,509,180)					1,254,933,716

Liabilities in Excess of Cash and Other Assets(d) (7.84%)					(91,236,285)

Net Assets 100.00%					$1,163,697,431

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	800	Short	$(102,000,000)	$(2,471,174)
Ultra Long U.S. Treasury Bond	September 2010	83	Short	(11,272,438)	(346,775)

Totals				$(113,272,438)	$(2,817,949)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 106.79%

Corporate-Backed 3.00%

Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	$2,620	$2,404,033
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	1,505	1,538,697
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	2,069,348

Total					6,012,078

Education 6.66%

Abag Fin Auth For Nonprofit Corp CA Sch of Mech Arts	5.25%	10/1/2026	A3	500	504,645
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,545,360
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	718,180
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	890,410
CA Edl Facs Auth Rev Univ Sthn CA Ser A	5.00%	10/1/2039	AA+	1,000	1,045,940
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	863,280
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,134,368
CA St Unref Bal	5.125%	6/1/2027	A1	5	5,033
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,022,190
CA Infra & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,050,090
San Bernardino Cmnty College Dist CA Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	871,155
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (NPFGC)(FGIC)	Zero Coupon	8/1/2028	A	1,000	316,770
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	3,000	3,363,375

Total					13,330,796

General Obligation 17.61%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A1	1,000	1,069,150
Barstow CA Unif Sch Dist Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	A1	1,475	1,487,051
Berkeley CA Measure I-Animal Shelter Pj (AG)	4.625%	9/1/2037	AAA	1,025	959,503
CA St (CIFG)	4.50%	8/1/2028	A1	1,400	1,271,228
CA St Unref Bal (AMBAC)	5.00%	4/1/2031	A1	10	9,847
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,525,125
CA St Var Purp	5.50%	4/1/2024	A1	1,000	1,074,490
CA St Var Purp	6.50%	4/1/2033	A1	2,500	2,807,725
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aaa	1,800	1,766,304
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2033	Aa1	1,000	1,020,590
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA	3,000	3,083,610
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	1/1/2028	Aa2	1,000	947,760
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,273,460
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (NPFGC)(FGIC)	5.00%	8/1/2024	A	1,060	1,084,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AAA		$1,335	$1,386,117
Oak Vly CA Hosp Dist Election 2004 (NPFGC)(FGIC)	5.00%	7/1/2033	A1		500	457,935
Oxnard CA Union High Sch Dist Ser A (NPFGC)	6.00%	2/1/2020	A		650	720,187
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		1,910	1,946,156
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		2,145	2,169,908
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		2,400	2,431,308
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A+	(a)	3,500	1,193,220
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.15%	8/1/2030	A		825	895,538
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.55%	8/1/2029	A		950	1,081,546
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	A3		1,000	1,056,840
Riverside CA Cmnty College Dist Unref Bal Ser A (NPFGC)	5.50%	8/1/2029	Aa2		15	15,501
Territory of Guam Ser A	7.00%	11/15/2039	B+		390	423,396
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3		1,000	1,090,940

Total						35,248,645

Health Care 11.33%

CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		2,000	2,115,160
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,584,775
CA Hlth Facs Fing Auth Mtg Ins CA NV Methodist	5.00%	7/1/2036	A-		1,000	917,850
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,125,110
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser B	5.50%	8/1/2031	A		1,225	1,228,026
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.25%	2/1/2037	Baa2		1,000	903,390
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		1,000	926,880
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(a)	1,000	993,540
CA Statewide Cmntys Dev Auth Amer Baptist Homes West	6.25%	10/1/2039	BBB-		1,500	1,503,990
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		1,000	945,440
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB		1,675	1,460,768
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,785,220
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB		1,000	1,080,380
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	1,316,730
Northern Inyo Cnty CA Loc Hosp Dist	6.00%	12/1/2021	BBB-		1,000	1,018,520
Northern Inyo Cnty CA Loc Hosp Dist	6.375%	12/1/2025	BBB-		835	848,577
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		1,030	1,064,690
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		345	348,512
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	6.00%	6/1/2022	A+		500	517,745

Total						22,685,303

Housing 1.04%

Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		2,000	2,074,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations 14.57%

CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	BBB+		$1,550	$1,524,999
CA St Pub Wrks Brd Lease Dept Gen Svcs Teale Data Ctr Ser B (AMBAC)	5.25%	3/1/2020	A2		1,000	1,020,390
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	AA-		1,500	1,491,637
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	A2		1,000	1,032,100
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	6.375%	11/1/2034	A2		2,000	2,121,600
CA Infrastr & Econ Dev Bk King City Jt Un High Sch	5.75%	8/15/2029	A-		750	771,698
Los Angeles CA Convtn & Exhibit Ctr Auth Ser A	5.00%	8/15/2020	AA-		1,000	1,065,770
Los Angeles CA Muni Impt Corp Cap Equip Ser A	5.00%	9/1/2025	A+		2,000	2,034,700
Los Angeles CA Muni Impt Corp Cap Equip Ser A (AG)	5.25%	4/1/2019	AAA		750	865,095
Palm Springs CA Fing Auth Convtn Ctr Pj Ser A (NPFGC)	5.50%	11/1/2035	A		1,000	1,000,440
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	931,390
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		1,000	1,090,870
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		1,000	1,080,610
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-		1,500	1,697,805
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,562,074
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		1,220	1,196,539
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2		2,000	1,958,640
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2024	AA+		1,410	1,482,234
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2036	AA+		1,000	1,003,260
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AAA		2,295	1,463,108
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B	5.50%	10/15/2037	BBB		2,000	1,762,000

Total						29,156,959

Other Revenue 2.87%

CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	780,852
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,319,328
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	387,000
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	890,073
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,250	993,650
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		1,000	996,120
Oakland CA Jt Pwrs Fing Auth	5.50%	9/2/2024	A-		375	380,944

Total						5,747,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Pre-Refunded 1.16%

CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1		$1,145	$1,205,216
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	901,500
El Monte CA Sch Dist Ser A (AGM)	6.25%	5/1/2025	AAA		215	220,276

Total						2,326,992

Special Tax 12.31%

Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,275,870
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR		490	504,984
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	488,265
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		935	820,472
Folsom CA Redev Agy Tax Alloc Cent Folsom Redev Pj	5.50%	8/1/2036	A		1,000	959,880
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A-		2,000	2,010,060
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,303,246
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale Ser A	5.00%	9/1/2036	NR		1,710	1,402,217
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A		1,000	1,112,200
Los Angeles Cnty CA Pub Wrks Fing Auth Los Angeles Regl Pk Open Space (AGM)	5.25%	10/1/2018	AAA		1,000	1,173,430
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A		1,120	1,116,987
Redding CA Redev Agy Shastec Redev Pj	5.00%	9/1/2029	A-		600	564,030
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A2		1,000	1,009,790
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D(e)	6.00%	10/1/2037	A		5,000	5,018,400
RNR Sch Fing Auth CA Spl Tax Cmnty Facs Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A+	(a)	2,000	1,960,880
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,085,350
San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR		1,000	957,370
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,582,995
South Orange Cnty CA Pub Fing Auth Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	BBB+		310	286,868

Total						24,633,294

Tax Revenue 4.85%

CA St Econ Recovery Ser A	5.00%	7/1/2018	Aa3		1,000	1,126,710
CA St Econ Recovery Ser A	5.00%	7/1/2022	Aa3		1,000	1,072,000
Los Angeles Cnty CA Metro Transn Auth Prop A-1st Tier Sr Ser B	5.00%	7/1/2031	AAA		1,635	1,718,434
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%	7/1/2030	AAA		1,000	1,001,550
Los Angeles Cnty CA Metro Transn Auth Ser A (AG)	5.00%	7/1/2022	AAA		2,000	2,219,200
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+		1,500	1,472,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue (continued)

Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1		$500	$546,755
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1		500	557,510

Total						9,714,769

Tobacco 3.17%

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB		1,000	765,850
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		2,200	1,412,136
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		1,245	888,855
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A	5.00%	6/1/2045	A2		1,000	899,070
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	955	760,209
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,555	1,280,978
Silicon Vly CA Tob Securitization Auth Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB	(a)	3,500	342,265

Total						6,349,363

Transportation 6.52%

Bay Area Toll Auth CA San Francisco Bay Area F-1	5.00%	4/1/2034	AA		2,000	2,061,940
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA		10,000	10,162,700
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR		130	122,819
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR		250	235,640
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.40%	7/1/2023	NR		300	261,660
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.50%	7/1/2027	NR		250	212,412

Total						13,057,171

Utilities 21.70%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR		1,000	1,033,800
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%	6/1/2023	AA-		2,000	2,198,200
CA Eastern Muni Wtr Dist Ser H	5.00%	7/1/2033	AA		2,500	2,584,750
CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB		810	846,296
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	1,012,200
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB		1,000	979,820
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA		2,000	2,158,200
CA Pollutn Ctrl Fing Auth Keller Canyon Landfill Co Pj AMT	6.875%	11/1/2027	BBB		1,700	1,705,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

CA Pollutn Ctrl Fing Auth San Jose Wtr Co Pj	5.10%	6/1/2040	A	$2,000		$2,002,980
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AAA	2,000		2,077,940
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	1,000		1,117,790
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	1,075		1,066,690
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%	11/15/2037	A	1,000		959,020
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	2,000		2,299,060
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,985		2,196,839
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AAA	1,760		1,849,813
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AAA	1,000		1,047,350
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA	1,920		2,069,952
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA	1,540		1,660,274
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA	1,540		1,660,274
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA	1,500		1,719,915
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	Aa3	1,500		1,566,870
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA	2,000		2,088,120
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2033	A	2,000		1,827,140
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%	7/1/2020	Aa3	1,500		1,682,670
Walnut CA Energy Ctr Auth Ser A	5.00%	1/1/2035	A+	2,000		2,024,100

Total						43,435,996

Total Municipal Bonds (cost $212,942,702)						213,773,753

				Shares (000)
SHORT-TERM INVESTMENTS 0.48%

Money Market Mutual Fund 0.00%

Dreyfus General CA Municipal Money Market Fund Class A				—	(c)	26

				Principal Amount (000)

Municipal Bond 0.48%

Other Revenue

CA Pollutn Ctrl Fin Auth Envr Impt BP West Coast Prods LLC Pj Ser A	0.32%	8/13/2010	NR	$1,000		954,737

Total Short-Term Investments (cost $954,763)						954,763

Total Investments in Securities 107.27% (cost $213,897,465)						214,728,516

Liabilities in Excess of Cash and Other Assets(d) (7.27%)						(14,548,893)

Net Assets 100.00%						$200,179,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2010

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	138	Short	$(17,595,000)	$(426,231)
Ultra Long U.S. Treasury Bond	September 2010	48	Short	(6,519,000)	(200,958)

Totals				$(24,114,000)	$(627,189)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 106.59%

Corporate-Backed 3.59%

New Haven CT Solid Wst Auth	5.375%	6/1/2028	A	$1,500	$1,585,380
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB	900	899,172
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,000	1,839,420

Total					4,323,972

Education 31.16%

CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa3	800	826,464
CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa3	1,815	1,762,474
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR	100	89,344
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	NR	100	90,526
CT St Hlth & Edl Facs Auth CT College Ser G (NPFGC)	4.50%	7/1/2037	A	620	620,329
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-	450	465,561
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2026	A-	2,000	2,069,160
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	2,050,260
CT St Hlth & Edl Facs Auth Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2	95	100,381
CT St Hlth & Edl Facs Auth Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A2	1,250	1,274,387
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A-	1,015	1,033,372
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A	3,000	3,096,300
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A	1,000	1,032,100
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR	465	449,041
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR	700	641,886
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AAA	1,500	1,590,038
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AAA	4,050	4,293,101
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AAA	4,610	4,886,715
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1	1,000	987,680
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-	2,900	2,826,166
CT St Hlth & Edl Facs Auth Wesleyan Univ	5.00%	7/1/2039	AA	4,250	4,478,862
CT St Hlth & Edl Facs Auth Yale Univ Ser Z-1	5.00%	7/1/2042	AAA	1,000	1,045,180
Univ of CT Ser A	5.00%	4/1/2018	AA	1,580	1,806,572

Total					37,515,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation 19.42%

CT St Regl Sch Dist No 5	5.00%	8/15/2019	Aa1	$555	$636,657
CT St Ser A	5.00%	2/15/2027	AA	1,000	1,091,970
CT St Ser A	5.00%	4/15/2028	AA	2,555	2,770,310
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,133,760
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,713,600
CT St Ser B (AMBAC)	5.25%	6/1/2019	AA	1,370	1,625,711
Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA	1,740	1,867,542
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	Aa3	1,470	1,572,312
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	Aa3	1,000	1,060,670
New Haven CT (AMBAC)	5.00%	11/1/2020	A1	2,000	2,140,560
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA	1,145	1,191,876
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,470	1,984,200
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	A3	2,035	1,342,184
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	A3	1,000	994,120
Territory of Guam Ser A	7.00%	11/15/2039	B+	235	255,123

Total					23,380,595

Health Care 17.43%

CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR	1,380	1,182,674
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%	11/15/2040	Aa1	6,535	6,716,420
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	A	1,250	1,254,712
CT St Hlth & Edl Facs Auth CT College Ser E (NPFGC)	5.00%	7/1/2032	A	1,050	1,078,077
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-	1,345	1,214,279
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2030	A	3,000	3,016,380
CT St Hlth & Edl Facs Auth William W Backus Hosp Ser G (AGM)	5.00%	7/1/2035	AAA	1,000	1,007,890
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3	1,715	1,757,738
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	Aa3	3,000	3,010,740
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	720	744,250

Total					20,983,160

Housing 1.23%

CT St Hsg Fin Auth Hsg Mtg Fin Ser F Rmkt AMT (AMBAC)	4.90%	11/15/2035	AAA	1,000	971,660
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	NR	500	510,070

Total					1,481,730

Lease Obligations 0.81%

Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	977,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue 1.53%

CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AAA	$1,750	$1,839,478

Pre-Refunded 5.05%

New Haven CT Ser A ETM (AMBAC)	5.00%	11/1/2021	A1	30	35,817
New Haven CT Ser C ETM (NPFGC)	5.00%	11/1/2021	A	10	11,472
Puerto Rico Elec Pwr Auth Ser II	5.25%	7/1/2031	A3	1,000	1,104,290
Puerto Rico Elec Pwr Auth Ser NN (NPFGC)	5.00%	7/1/2032	AAA	1,500	1,688,370
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa	750	806,700
Waterbury CT Ser A (AGM)	5.125%	4/1/2022	AAA	2,250	2,431,688

Total					6,078,337

Special Tax 1.37%

CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	1,500	1,651,635

Tax Revenue 8.65%

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	1,034,970
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	6,320	6,356,466
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	Aa2	1,000	1,005,820
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A	1,500	1,525,590
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	500	485,015

Total					10,407,861

Transportation 0.88%

Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000	1,062,350

Utilities 15.47%

CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	2,550	2,567,876
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,010	2,012,392
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR	2,000	1,653,060
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR	3,700	3,223,699
CT St Dev Auth Wtr Fac Wtr Co of CT Pj Ser A AMT (NPFGC)(FGIC)	5.00%	10/1/2040	A	500	476,030
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650	1,808,532
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	Aa3	200	200,912
Puerto Rico Elec Pwr Auth Libor Ser UU	0.895%#	7/1/2031	A3	1,000	676,500
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3	1,500	1,452,510
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,500,960
South Cent CT Regl Wtr Auth 22nd Ser (AGM)	5.00%	8/1/2038	AAA	2,000	2,076,580
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000	978,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND June 30, 2010

Investments	Shares (000)		Value
Utilities (continued)

Total			$18,627,421

Total Municipal Bonds (cost $127,940,274)			128,330,228

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus CT Municipal Cash Management (cost $6)	—	(c)	6

Total Investments in Securities 106.59% (cost $127,940,280)			128,330,234

Liabilities in Excess of Cash and Other Assets(d) (6.59%)			(7,935,092)

Net Assets 100.00%			$120,395,142

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	88	Short	$(11,220,000)	$(271,829)
Ultra Long U.S. Treasury Bond	September 2010	42	Short	(5,704,125)	(175,838)

Totals				$(16,924,125)	$(447,667)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 102.37%

Corporate-Backed 2.25%

HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	$940	$931,333
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	2,069,348

Total					3,000,681

Education 6.96%

HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	NR	1,000	923,580
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	NR	150	149,999
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	4.625%	1/1/2036	NR	1,000	938,080
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR	1,000	1,009,540
Univ of HI Rev Ser A	5.25%	10/1/2034	Aa2	1,000	1,068,570
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	1,968,977
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa2	1,670	1,636,015
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AAA	1,500	1,591,125

Total					9,285,886

General Obligation 30.98%

HI Cnty HI Ser A	5.00%	7/15/2020	Aa2	1,150	1,284,262
HI Cnty HI Ser A (AGM)	5.00%	7/15/2023	AAA	1,000	1,050,020
HI Cnty HI Ser A (NPFGC)	5.00%	7/15/2024	Aa2	900	944,748
HI Cnty HI Ser A (NPFGC)(FGIC)	5.60%	5/1/2013	Aa2	1,780	1,985,412
HI St Ser CA (NPFGC)(FGIC)	8.00%	1/1/2013	Aa1	2,000	2,336,980
HI St Ser DE (NPFGC)	5.00%	10/1/2024	Aa1	1,000	1,067,460
HI St Ser DG (AMBAC)	5.00%	7/1/2016	Aa1	1,000	1,134,070
HI St Ser DI (AGM)	5.00%	3/1/2020	AAA	2,000	2,216,360
HI St Ser DK	5.00%	5/1/2025	Aa1	3,500	3,828,685
HI St Ser DK	5.00%	5/1/2026	Aa1	2,500	2,722,350
HI St Ser DK	5.00%	5/1/2027	Aa1	2,500	2,708,200
HI St Unref Bal Ser BZ	6.00%	10/1/2012	AA	60	67,042
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	Aa1	1,000	1,093,110
Honolulu HI City & Cnty Ser A	5.25%	4/1/2031	Aa1	5,000	5,433,650
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2022	AAA	1,525	1,702,693
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AAA	3,295	3,512,701
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AAA	1,500	1,771,335
Honolulu HI City & Cnty Ser D (NPFGC)	5.00%	7/1/2023	Aa1	2,000	2,161,820
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2029	AA	1,000	1,046,850
Maui Cnty HI (NPFGC)	5.00%	3/1/2025	Aa1	1,000	1,068,720
Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	Aa1	1,040	1,132,373
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	990	795,287
Territory of Guam Ser A	7.00%	11/15/2039	B+	235	255,123

Total					41,319,251

Health Care 4.53%

HI Pacific Hlth Spl Purp Rev Ser A	5.50%	7/1/2040	A3	2,000	1,968,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR	$500	$541,040
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR	600	643,884
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3	955	962,010
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BB+	1,000	1,009,240
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A	150	150,525
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	740	764,923

Total					6,039,842

Housing 2.15%

HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,172,780
HI St Hsg Fin & Dev Corp Sing Fam Mtg Ser B (FNMA)	5.30%	7/1/2028	AAA	690	690,131

Total					2,862,911

Lease Obligations 2.96%

HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3	1,805	1,873,157
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	977,790
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	1,000	1,090,870

Total					3,941,817

Pre-Refunded 5.60%

HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	Aa2	1,045	1,099,016
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2	1,000	1,219,900
Puerto Rico Comwlth Hwy & Transn Auth Ser Y	5.50%	7/1/2036	Aaa	1,000	1,203,410
Univ of HI Univ Sys Rev Ser A (FGIC)	5.125%	7/15/2032	Aa2	1,100	1,201,904
Univ of HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa2	2,500	2,750,450

Total					7,474,680

Special Tax 4.19%

HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	3,131,880
Puerto Rico Comwlth Infrastr Fing Auth Ser B	5.00%	7/1/2046	A3	1,000	959,750
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	A3	1,475	1,491,830

Total					5,583,460

Tax Revenue 10.05%

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,500	1,552,455
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.50%	8/1/2044	A+	2,500	2,751,500
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	6,870	6,909,640
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	4.25%	10/1/2029	A	500	451,245
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A	1,000	1,017,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)

Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	$750	$727,522

Total					13,409,422

Transportation 13.81%

HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A2	5,000	5,039,050
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AAA	2,000	1,935,240
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AAA	1,450	1,465,124
HI St Hwy Rev	5.00%	1/1/2019	AA+	1,000	1,161,050
HI St Hwy Rev	5.50%	7/1/2018	AA+	2,000	2,398,280
HI St Hwy Rev Ser A (AGM)	5.00%	7/1/2023	AAA	2,000	2,145,620
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AAA	2,000	2,256,000
Puerto Rico Comwlth Hwy & Transn Auth Ser CC (AGM)	5.25%	7/1/2033	AAA	1,000	1,073,850
Puerto Rico Comwlth Hwy & Transn Auth Ser M	5.00%	7/1/2046	A3	1,000	921,980
Puerto Rico Comwlth Hwy & Transn Auth Sub St Infrastr Bk	5.00%	7/1/2022	A3	20	20,050

Total					18,416,244

Utilities 18.89%

HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	1,000	966,050
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1	1,000	890,730
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	1,408,275
Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%	7/1/2021	AA	1,335	1,422,322
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%	7/1/2032	AAA	10,000	10,424,850
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2028	AA	1,000	1,050,130
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2038	Baa1	1,000	1,052,400
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,000	1,035,260
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	1,006,830
Puerto Rico Elec Pwr Auth Libor Ser UU	0.895%#	7/1/2031	A3	1,000	676,500
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3	1,000	984,270
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000	992,520
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	2,000	2,147,680
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-	555	557,270
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	600	587,022

Total					25,202,109

Total Investments in Municipal Bonds 102.37% (cost $133,321,995)					136,536,303

Liabilities in Excess of Cash and Other Assets(d) (2.37%)					(3,156,191)

Net Assets 100.00%					$133,380,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND June 30, 2010

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	77	Short	$(9,817,500)	$(237,467)
Ultra Long U.S. Treasury Bond	September 2010	17	Short	(2,308,813)	(70,458)

Totals				$(12,126,313)	$(307,925)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 103.04%

Corporate-Backed 2.78%

MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%	3/15/2029	AA-		$1,150	$1,191,837
MO St Envr Impt & Enrg Res Auth KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	BBB		1,500	1,590,075
St. Louis MO Indl Dev Auth Anheuser Busch Pj AMT	4.875%	3/1/2032	BBB+		1,000	939,450
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		1,500	1,379,565

Total						5,100,927

Education 3.95%

Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2017	Aa1		400	461,004
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	Aa1		2,000	2,204,360
Lincoln Univ MO Aux Sys (AG)	5.00%	6/1/2027	AAA		500	532,985
Lincoln Univ MO Aux Sys (AG)	5.125%	6/1/2037	AAA		1,250	1,310,212
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.00%	2/15/2033	AAA		1,000	1,028,990
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA		375	447,030
MO St Hlth & Edl Facs Auth Washington Univ Ser B	4.50%	1/15/2041	AAA		1,250	1,241,775

Total						7,226,356

General Obligation 5.96%

Jackson Cnty MO Reorg Sch Dist No 7 Sch Bldg (NPFGC)	5.25%	3/1/2022	Aa1		1,000	1,125,000
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,500	1,960,875
Puerto Rico Comwlth Pub Impt Ser A (IBC)(NPFGC)	5.50%	7/1/2029	A		1,000	1,003,510
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	Aa1		2,080	1,614,267
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec ETM (NPFGC)	Zero Coupon	3/1/2018	NR		65	42,019
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Unref Bal Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	Aa1		2,015	1,302,594
St. Louis Cnty MO Pkwy C-2 Sch Dist Ser A	5.00%	3/1/2024	AAA		3,320	3,536,132
Territory of Guam Ser A	7.00%	11/15/2039	B+		300	325,689

Total						10,910,086

Health Care 16.66%

Boone Cnty MO Boone Hosp Ctr Rev	5.75%	8/1/2028	A3		1,500	1,565,790
Cape Girardeau Cnty MO Indl Dev Auth St. Francis Med Ctr	5.75%	6/1/2039	A+		1,000	1,032,990
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(a)	260	259,984
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-	(a)	1,500	1,364,115
Hannibal MO Indl Dev Auth Hlth Facs	5.00%	3/1/2022	BBB+		835	811,954
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		2,500	2,470,650
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		1,000	1,002,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		$5,000	$5,119,450
MO St Hlth & Edl Facs Auth Children’s Mercy Hosp	5.25%	5/15/2029	A+		1,000	1,016,930
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2039	A2		2,000	2,010,500
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,494,823
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	2,027,280
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser B	4.75%	6/1/2034	AA-		2,370	2,328,335
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AAA		1,850	1,977,576
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Ser A	5.00%	11/15/2040	A+		1,000	990,680
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	1,145,516
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR		1,000	901,170
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		960	992,333

Total						30,512,616

Housing 3.84%

Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Ser A (GNMA)	5.30%	11/20/2049	Aaa		1,000	1,015,140
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA		1,500	1,402,905
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		530	511,296
MO St Hsg Dev Commn Rev Multi Fam Hsg Metro Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA		615	612,393
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		440	464,033
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA/FHLMC)	5.70%	9/1/2038	AAA		1,340	1,435,006
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA		1,210	1,216,534
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B-1 AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA		370	370,233

Total						7,027,540

Lease Obligations 12.88%

Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A		1,000	1,070,990
Grandview MO COP (NPFGC)(FGIC)	5.00%	1/1/2027	A1		1,700	1,719,380
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	Aa3		1,500	1,565,490
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	Aa3		1,385	1,527,420
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3		1,000	1,019,700
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	Aa3		2,000	2,139,880
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa2		3,500	3,655,050
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-		585	511,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-	$3,300	$3,349,401
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A	1,220	1,145,604
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	1,000	1,090,870
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	A3	2,465	2,472,001
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	Aa3	500	500,280
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AAA	1,675	1,823,974

Total					23,591,821

Other Revenue 8.52%

Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR	1,850	1,484,773
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA	1,000	1,089,910
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA	1,860	2,005,043
MO St Brd of Pub Bldgs Spl Ser A	5.00%	10/15/2027	AA+	2,500	2,607,075
MO St Dev Fin Brd Cultural Facs Ser B	5.00%	6/1/2037	AAA	3,000	3,136,920
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%	3/1/2028	A	1,000	992,980
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2	1,000	847,390
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2	1,000	963,400
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	235	247,293
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	474,283
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	776,480
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	NR	2,000	981,320

Total					15,606,867

Pre-Refunded 4.54%

Cape Girardeau Cnty MO Indl Dev Auth Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,465,799
MO St Hlth & Edl Facs Auth Webster Univ (NPFGC)	5.25%	4/1/2021	A3	2,000	2,005,700
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.75%	7/1/2041	AAA	1,000	1,099,010
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	35	40,045
St. Louis MO Arpt Rev Dev Pg Ser A (NPFGC)	5.25%	7/1/2031	AAA	2,000	2,094,560
St. Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR	1,500	1,609,725

Total					8,314,839

Special Tax 2.83%

Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	1,375	1,098,392
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	933,570
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR	500	474,860
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	829,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Riverside Quindaro Bend Levee Dist MO Ser L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB	$795	$804,818
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	1,037,647

Total					5,178,777

Tax Revenue 17.07%

Bi-State Dev Agy of the MO-IL Metro Dist Metrolink Cross Cnty Extension (AG)(b)	5.00%	10/1/2039	AAA	11,000	11,224,730
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AAA	2,330	2,540,306
Puerto Rico Comwlth Pub Impt Ser B (FGIC)	5.50%	7/1/2013	A3	1,000	1,078,910
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	2,069,940
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	9,070	9,122,334
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	Aa2	775	779,510
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	4,000	3,731,200
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	750	727,523

Total					31,274,453

Transportation 5.38%

MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA	1,500	1,673,460
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA	3,500	4,000,815
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000	1,062,350
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AAA	2,000	2,058,160
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	1,000	1,064,270

Total					9,859,055

Utilities 18.63%

Carroll Cnty MO Pub Wtr Supply Dist No 1	6.00%	3/1/2039	A	1,000	1,082,680
Kansas City MO Santn Swr Sys Rev Ser A	5.25%	1/1/2034	AA	1,000	1,066,210
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+	1,000	1,075,860
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+	1,760	1,953,213
Metro St. Louis MO Swr Dist Ser A (NPFGC)	5.00%	5/1/2034	AA+	2,000	2,058,640
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A	6.00%	1/1/2039	A3	2,000	2,119,900
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3	1,000	1,005,230
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%	1/1/2034	A	5,000	4,780,400
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3	3,000	3,119,460
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1	1,000	837,600
MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%	10/1/2028	A3	2,475	2,416,120
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving B	7.20%	7/1/2016	Aaa	900	903,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving D	5.90%	1/1/2019	Aaa	$200	$200,650
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving E	5.625%	7/1/2016	Aaa	220	220,673
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2038	Baa1	1,000	1,052,400
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	1,006,830
Puerto Rico Elec Pwr Auth Libor Ser UU	0.895%#	7/1/2031	A3	1,000	676,500
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%	7/1/2025	A3	1,000	1,018,970
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3	2,500	2,460,675
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,500,960
St. Charles Cnty MO Pub Wtr Dist No 2 Pj Ser A COP (NPFGC)	5.125%	12/1/2027	Baa1	1,500	1,513,560
St. Joseph MO Indl Dev Auth Swr Sys Impts Pj	5.00%	4/1/2027	A	1,325	1,330,167
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	730	714,210

Total					34,114,643

Total Municipal Bonds (cost $187,620,566)					188,717,980

	Interest Rate #	Interest Rate Reset Date(f)
SHORT-TERM INVESTMENT 1.00%

Variable Rate Demand Note

Other Revenue

MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (cost $1,830,000)	0.14%	7/1/2010	AA-	1,830	1,830,000

Total Investments in Securities 104.04% (cost $189,450,566)					190,547,980

Liabilities in Excess of Cash and Other Assets(d) (4.04%)					(7,390,686)

Net Assets 100.00%					$183,157,294

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	146	Short	$(18,615,000)	$(450,942)
Ultra Long U.S. Treasury Bond	September 2010	21	Short	(2,852,063)	(87,204)

Totals				$(21,467,063)	$(538,146)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 102.61%

Corporate-Backed 7.67%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-	$1,100	$922,185
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (NPFGC)(FGIC)	5.375%	5/1/2032	NR	5,000	4,697,250
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	974,851
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	675	742,675
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	227,344
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	926,300
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,000	919,710

Total					9,410,315

Education 13.25%

NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AAA	3,000	3,197,010
NJ St Edl Facs Auth Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	752,603
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	2,000	2,073,240
NJ St Edl Facs Auth Rider Univ Ser C (RADIAN)	4.70%	7/1/2027	Baa1	1,000	963,710
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AAA	1,725	1,829,811
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,400	2,661,792
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+	1,000	979,470
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,153,700
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,500	2,655,475

Total					16,266,811

General Obligation 12.38%

Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2018	Aa2	2,000	2,263,220
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,715,025
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	Aa3	1,410	1,573,786
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aaa	1,050	1,262,982
Millburn Twp NJ Brd Ed	5.35%	7/15/2019	Aaa	250	301,857
Montville Twp NJ Fire Dist No 2	5.25%	7/15/2016	A1	410	452,103
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	852,892
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	AA-	1,000	1,059,970
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,960,875
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3	900	951,129
Pohatcong Twp NJ Sch Dist (AGM)	5.25%	7/15/2026	AAA	1,335	1,596,113
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	A3	55	55,364
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3	5	5,150
Territory of Guam Ser A	7.00%	11/15/2039	B+	140	151,988

Total					15,202,454

Health Care 22.81%

Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR	1,000	857,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		$760	$638,871
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	418,455
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	802,680
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,248,465
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	2,054,300
NJ Hlthcare Facs Fing Auth Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+		1,000	1,008,200
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	2,010,700
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2		1,700	1,489,727
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	AA-		5,000	5,132,050
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	AA-		1,250	1,355,125
NJ Hlthcare Facs Fing Auth Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		600	607,980
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,070,680
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2		1,000	1,016,950
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	903,890
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	902,580
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A		2,500	2,641,775
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		1,000	1,003,500
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	Aa1		415	425,446
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	Aa1		1,000	1,025,240
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		375	387,630

Total						28,001,244

Housing 3.04%

NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3		1,500	1,518,315
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3		1,520	1,535,474
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(a)	610	609,969
Virgin Islands Hsg Fin Auth Sing Fam Mtg Bkd Secs Pg Ser A AMT (GNMA)	6.50%	3/1/2025	NR		65	65,014

Total						3,728,772

Lease Obligations 4.40%

Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa3		1,000	990,950
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	AA-		1,250	1,363,250
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-		1,000	1,030,990
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	931,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	$1,000	$1,090,870

Total					5,407,450

Other Revenue 3.93%

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,300	235,547
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Baa3	1,000	1,024,870
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	3,000	3,558,780

Total					4,819,197

Pre-Refunded 0.86%

North Bergen Twp NJ Brd Ed COP (AGM)	6.125%	12/15/2022	Aa3	1,000	1,035,770
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	20	22,883

Total					1,058,653

Special Tax 0.52%

NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	639,513

Tax Revenue 3.66%

NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,000	996,530
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+	1,000	1,041,530
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,454,350

Total					4,492,410

Tobacco 2.46%

NJ Tob Sttlmnt Fing Corp Cap Apprec Bds Ser 1C	Zero Coupon	6/1/2041	BB-	20,000	810,000
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB	1,025	846,845
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BBB	1,000	710,940
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB	1,000	655,710

Total					3,023,495

Transportation 20.96%

Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AAA	1,500	1,588,290
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+	2,000	2,072,740
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	AA-	5,000	910,250
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	AA-	1,500	1,687,035
NJ St Transn Tr Fd Auth Transn Sys Ser A (AMBAC)	4.75%	12/15/2037	AA-	2,000	1,993,860
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2021	AA-	4,000	4,490,560
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000	1,096,050
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	AA-	10,625	10,829,521
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000	1,062,350

Total					25,730,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities 6.67%

North Hudson NJ Sewerage Auth Swr Rev Ser C (NPFGC)	5.00%	8/1/2022	Baa1	$1,025		$1,030,156
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000		1,000,640
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000		992,520
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	2,000		2,147,680
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A-	2,000		2,034,620
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000		978,370

Total						8,183,986

Total Municipal Bonds (cost $126,885,625)						125,964,956

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)				—	(c)	5

Total Investments in Securities 102.61% (cost $126,885,630)						125,964,961

Liabilities in Excess of Cash and Other Assets(d) (2.61%)						(3,201,835)

Net Assets 100.00%						$122,763,126

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	110	Short	$(14,025,000)	$(339,740)
Ultra Long U.S. Treasury Bond	September 2010	10	Short	(1,358,125)	(41,866)

Totals				$(15,383,125)	$(381,606)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 107.99%

Corporate-Backed 6.37%

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$328,045
Chautauqua Cnty NY Indl Dev Agcy Dunkirk Pwr Pj Rmkt	5.875%	4/1/2042	Baa3	1,000	1,031,320
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,133,426
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	5,000	5,055,600
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,245	1,641,207
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,000	2,409,330
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	818,010
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	923,960
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,600,655
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,665	1,531,317
Yonkers NY Indl Dev Agy Rev Sacred Hrt Assocs Pj Ser A AMT (SONYMA)	4.80%	10/1/2026	Aa1	750	754,365

Total					17,227,235

Education 19.79%

Albany NY Indl Dev Agy Civic Fac Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	700	687,652
Albany NY Indl Dev Agy Civic Fac Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	1,000,580
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	500,965
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,053,317
City of Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A	1,000	1,026,380
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	1,012,370
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	1,820	1,662,570
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,201,432
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,214,062
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,545,201
NY St Dorm Auth Rev Colgate Univ (NPFGC)	6.00%	7/1/2016	AA-	1,000	1,136,720
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	20,000	21,548,700
NY St Dorm Auth Rev Non St Supp Debt NYU Ser C	5.00%	7/1/2029	AA-	5,000	5,331,850
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,073,757
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,000	1,063,550
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ	5.00%	9/1/2034	AA	1,500	1,572,885
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,567,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Oneida Cnty NY Indl Dev Agy Hamilton College Civic Fac	5.00%	9/15/2027	Aa2	$2,565	$2,746,217
Seneca Cnty NY Indl Dev Agy NY Chiropractic College	5.00%	10/1/2027	BBB	500	498,245
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB+	1,000	1,080,790

Total					53,524,473

General Obligation 11.36%

New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	10,000	10,650,350
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	3,137,400
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2032	AAA	1,425	1,480,091
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,187,861
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,920	2,079,477
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,563,270
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	A3	2,000	2,127,260
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	A3	1,000	1,056,840
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	A3	55	55,364
Syracuse NY Indl Dev Agy Syracuse City Sch Dist Ser A (AGM)	5.00%	5/1/2027	AAA	1,000	1,073,470
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	303,976

Total					30,715,359

Health Care 14.64%

Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,498,200
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	1,014,420
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,788,237
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,440,920
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	830,380
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	684,068
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	683,003
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3	1,000	1,085,900
New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj A (GNMA)	5.875%	5/20/2044	AA+	595	638,679
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	A3	1,250	1,242,913
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	2,000	2,010,620
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba1	1,500	1,450,590
NY St Dorm Auth Rev Mental Hlth Svcs Ser B (NPFGC)(IBC)	6.00%	8/15/2012	AA-	1,460	1,607,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Hosp Ser A	5.00%	7/1/2026	A2	$5,525	$5,655,832
NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Sch Med	5.125%	7/1/2039	A-	3,000	3,035,520
NY St Dorm Auth Rev Non St Supp Debt Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	1,031,610
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser A	5.25%	5/1/2030	A-	2,520	2,564,302
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BBB	2,265	2,218,205
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BBB	3,435	3,526,027
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	2,001,800
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	1,048,400
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,230	992,979
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	755,600
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	755	780,428

Total					39,585,684

Housing 1.20%

NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,221,175
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	1,035,130

Total					3,256,305

Lease Obligations 9.35%

Hudson Yards NY Infrastr Corp Ser A	5.00%	2/15/2047	A	2,500	2,430,350
New York City NY Edl Constr Fd Ser A (NPFGC)(FGIC)	5.00%	4/1/2031	AA-	5,000	5,214,350
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,541,300
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AAA	1,830	1,998,342
New York City NY Transnl Fin Auth Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	5,272,250
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	4,701,369
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	931,390
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	2,000	2,181,740

Total					25,271,091

Other Revenue 7.22%

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	2,000	2,058,260
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,601,160
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	750	525,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR		$1,000	$666,640
New York City NY Tr Cultural Res Carnegie Hall Ser A	5.00%	12/1/2039	A+		2,000	2,051,200
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+		2,500	2,896,475
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2		4,500	4,793,355
NY St Urban Dev Corp Rev St Pers Income Tax Ser B	5.00%	3/15/2032	AAA		2,250	2,364,637
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR		3,000	2,571,390

Total						19,528,275

Pre-Refunded 0.40%

Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa		1,000	1,075,600

Special Tax 0.68%

New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		2,000	1,843,380

Tax Revenue 9.66%

New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.375%	7/15/2024	AA-		5,000	5,533,000
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA		5,000	5,273,150
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		4,160	4,470,877
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		2,625	2,821,166
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		3,000	3,124,590
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+		5,000	4,908,700

Total						26,131,483

Tobacco 1.07%

Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BBB+	(a)	1,000	894,070
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB		2,445	2,000,426

Total						2,894,496

Transportation 11.86%

Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		5,000	5,147,800
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA		2,000	2,091,140
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+		2,635	2,135,957
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	2,040,720
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,296,638
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+		5,000	5,257,900
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA		2,000	2,124,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Transportation (continued)

Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr Bk	5.00%	7/1/2028	A3	$1,000		$1,000,220
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2	5,455		5,638,997
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2	5,000		5,326,400

Total						32,060,392

Utilities 14.39%

Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190		2,418,154
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545		1,641,640
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500		3,725,120
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	6,500		6,918,080
New York City NY Muni Wtr Fin Auth Ser DD	5.00%	6/15/2032	AA+	1,000		1,055,600
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000		7,999,120
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795		3,042,777
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000		5,219,050
NY St Envr Facs Corp Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500		1,516,890
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	5,000		5,369,200

Total						38,905,631

Total Municipal Bonds (cost $286,359,150)						292,019,404

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $113)				—	(c)	113

Total Investments in Securities 107.99% (cost $286,359,263)						292,019,517

Liabilities in Excess of Cash and Other Assets(d) (7.99%)						(21,612,479)

Net Assets 100.00%						$270,407,038

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	264	Short	$33,660,000	$(815,487)
Ultra Long U.S. Treasury Bond	September 2010	28	Short	3,802,750	(117,226)

Totals				$37,462,750	$(932,713)

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

CR	Custodial Receipt.

ETM	Escrow to Maturity.

GTD	Guaranteed.

NR	Not Rated.

Pre-Refunded Bonds     A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.

RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2010.

TCRS	Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	The interest rate represents the rate in effect at June 30, 2010.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Amount represents less than 1,000 shares.
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts.
(e)	Securities purchased on a when-issued basis (See Note 2(d)).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.

AMBAC	AMBAC Assurance Corporation

AG	Assured Guaranty

AGM	Assured Guaranty Municipal Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CIFG	CIFG Guaranty

FHLMC	Federal Home Loan Mortgage Corporation

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IBC	Insurance Bond Certificate

MBIA	Municipal Bond Investors Assurance

NPFGC	National Public Finance Guarantee Corporation

RADIAN	Radian Asset Assurance, Inc.

SONYMA	State of New York Mortgage Agency

VA	Department of Veterans Affairs

XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following seven portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Each Fund is non-diversified as defined in the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2010, each Fund had open futures contracts.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of

Notes to Schedule of Investments (unaudited)(continued)

beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2010, as well as the average trust certificates outstanding for the period then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
National	$119,402,226	.25% -.44%	$248,898,131	$114,708,057
California	14,475,000	..31%	30,039,194	13,666,250
Connecticut	11,505,000	.31% -.41%	23,842,740	8,292,500
Hawaii	8,435,000	.33% -.46%	17,334,490	6,717,500
Missouri	10,035,000.33%		20,347,064	6,392,500
New Jersey	5,310,000.31%		10,829,521	2,655,000
New York	27,070,000	.31% -.32%	58,143,735	24,570,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s investments carried at value:

	National				California
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,254,929,065	$—	$1,254,929,065	$—	$214,728,490	$—	$214,728,490
Money Market Mutual Funds	4,651	—	—	4,651	26	—	—	26

Total	$4,651	$1,254,929,065	$—	$1,254,933,716	$26	$214,728,490	$—	$214,728,516

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(2,817,949)	—	—	(2,817,949)	(627,189)	—	—	(627,189)

Total	$(2,817,949)	$—	$—	$(2,817,949)	$(627,189)	$—	$—	$(627,189)

	Connecticut				Hawaii
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$128,330,228	$—	$128,330,228	$—	$136,536,303	$—	$136,536,303
Money Market Mutual Fund	6	—	—	6	—	—	—	—

Total	$6	$128,330,228	$—	$128,330,234	$—	$136,536,303	$—	$136,536,303

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(447,667)	—	—	(447,667)	(307,925)	—	—	(307,925)

Total	$(447,667)	$—	$—	$(447,667)	$(307,925)	$—	$—	$(307,925)

	Missouri				New Jersey
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$188,717,980	$—	$188,717,980	$—	$125,964,956	$—	$125,964,956
Money Market Mutual Fund	—	—	—	—	5	—	—	5
Variable Rate Demand Note	—	1,830,000	—	1,830,000	—	—	—	—

Total	$—	$190,547,980	$—	$190,547,980	$5	$125,964,956	$—	$125,964,961

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(538,146)	—	—	(538,146)	(381,606)	—	—	(381,606)

Total	$(538,146)	$—	$—	$(538,146)	$(381,606)	$—	$—	$(381,606)

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(concluded)

	New York
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$292,019,404	$—	$292,019,404
Money Market Mutual Fund	113	—	—	113

Total	$113	$292,019,404	$—	$292,019,517

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(932,713)	—	—	(932,713)

Total	$(932,713)	$—	$—	$(932,713)

*	See Schedule of Investments for values in each industry.

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund entered into U.S. Treasury futures contracts during the period ended June 30, 2010 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2010:

Unrealized Depreciation as of June 30, 2010
National	$(2,817,949)
California	(627,189)
Connecticut	(447,667)
Hawaii	(307,925)
Missouri	(538,146)
New Jersey	(381,606)
New York	(932,713)

3. FEDERAL TAX INFORMATION

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
National	$1,117,801,172	$53,893,927	$(36,163,609)	$17,730,318
California	199,551,714	6,438,956	(5,737,154)	701,802
Connecticut	116,403,929	2,966,170	(2,544,865)	421,305
Hawaii	124,912,457	4,544,947	(1,356,101)	3,188,846
Missouri	179,543,248	5,145,227	(4,175,495)	969,732
New Jersey	121,493,971	5,359,530	(6,198,540)	(839,010)
New York	259,199,943	11,585,491	(5,835,917)	5,749,574

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010